ALLIANCE MUNICIPAL TRUST -CONNECTICUT PORTFOLIO

ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-92.1%
           CONNECTICUT-73.6%
           BERLIN COUNTY
           FSA
$    500   6/15/98                                 3.65%     $   504,619
           BRANFORD GO
           Series '97
   1,125   5/15/98                                 3.65        1,135,552
           CHESHIRE GO
           Series '97
     500   8/01/98                                 3.83          507,249
           CONNECTICUT DEVELOPMENT AUTHORITY
           (Exeter Energy Project)
           Series '89B AMT VRDN (a)
   3,700   12/01/19                                3.75        3,700,000
           CONNECTICUT DEVELOPMENT AUTHORITY
           (Independent Living)
           Series '90 VRDN (a)
   6,700   7/01/15                                 3.40        6,700,000
           CONNECTICUT DEVELOPMENT AUTHORITY
           (Rand Whitney Project)
           Series '93 AMT VRDN (a)
   4,000   8/01/23                                 3.50        4,000,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY IDR
           (Zotos International Project)
           Series '84 VRDN (a)
   2,325   12/01/04                                3.90        2,325,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY PCR
           (Central Vermont Public Service)
           Series '85 VRDN (a)
   1,000   12/01/15                                3.55        1,000,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '93A VRDN (a)
   2,800   9/01/28                                 3.65        2,800,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '93B AMT VRDN (a)
   3,300   9/01/28                                 3.70        3,300,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '96A AMBAC AMT VRDN (a)
   4,600   5/01/31                                 4.05        4,600,000
           CONNECTICUT DEVELOPMENT
           AUTHORITY PCR
           (Western Mass. Electric Co.)
           Series '93A VRDN (a)
   5,100   9/01/28                                 3.50        5,100,000
           CONNECTICUT GO
           (Economic Recovery Notes)
   1,000   6/15/98                                 3.70        1,005,711
           CONNECTICUT GO
           Series '94C
     900   8/15/98                                 3.77          908,716
           CONNECTICUT GO
           Series A
     460   5/15/98                                 3.80          460,328
           CONNECTICUT GO
           Series B
     400   3/15/98                                 4.00          400,230
     200   5/01/98                                 4.05          200,732
           CONNECTICUT HEFA
           (Bradley Health Care)
           Series B VRDN (a)
   2,000   7/01/29                                 3.85        2,000,000
           CONNECTICUT HEFA
           (Jerome Home Project)
           Series C VRDN (a)
   3,780   7/01/29                                 3.85        3,780,000
           CONNECTICUT HEFA
           (Pomfret School Issue)
           Series '95A VRDN (a)
   1,000   7/01/24                                 3.50        1,000,000
           CONNECTICUT HEFA
           (Yale University)
           Series '97T VRDN (a)
   6,000   7/01/29                                 4.00        6,000,000
           CONNECTICUT SPECIAL ASSESSMENT
           UNEMPLOYMENT COMPENSATION
           Series '93C FGIC PPB (a)
   7,000   11/15/01                                3.90        7,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CONNECTICUT SPECIAL TAX OBLIGATION
           (Transportation Infrastructure)
           Series '90-1 VRDN (a)
$  5,100   12/01/10                                3.65%     $ 5,100,000
           DANBURY GO
     510   8/01/98                                 3.82          515,554
           EAST HAVEN GO BAN
           Series '97
   1,500   9/01/98                                 3.85        1,501,436
           FAIRFIELD GO
     850   6/05/98                                 3.70          851,029
           FAIRFIELD GO BAN
           Series '97
   1,947   7/01/98                                 3.60        1,950,699
           HAMDEN GO BAN
           Series '97
   2,000   8/14/98                                 3.80        2,002,374
           LEDYARD GO BAN
           Series '97
   4,085   8/13/98                                 3.80        4,089,827
           MANCHESTER GO BAN
           Temporary Notes Lot B
   1,550   5/27/98                                 3.66        1,552,033
           MONROE COUNTY
           Series '97 FGIC
     700   4/15/98                                 3.75          705,916
           NEW BRITAIN COUNTY
           AMBAC
     985   4/15/98                                 3.70          992,303
           NEW HAVEN GO
           Series '97B FGIC
   1,575   9/01/98                                 3.64        1,581,170
           NORWICH GO BAN
           Series '97
   1,210   11/10/98                                3.70        1,212,840
           SHELTON GO BAN
           Series '97
   3,465   12/08/98                                3.64        3,478,039
           STAMFORD HFA MFHR
           (Morgan Street Project)
           Series '94 AMT VRDN (a)
   1,600   8/01/24                                 3.70        1,600,000
                                                             ------------
                                                              85,561,357

           ALABAMA-1.7%
           PHOENIX IDR
           (Mead Coated Board Project)
           Series '93A VRDN (a)
   2,000   6/01/28                                 5.10        2,000,000

           ALASKA-0.9%
           ALASKA IDR
           (Healy Clean Coal Project)
           Series '96A AMT VRDN (a)
   1,000   4/01/23                                 3.75        1,000,000

           KANSAS-2.0%
           BUTLER COUNTY SOLID WASTE
           (Texaco Disposal Facility Project)
           AMT VRDN (a)
   2,300   8/01/24                                 5.15        2,300,000

           LOUISIANA-1.7%
           CALCASIEU PARISH IDR
           (Citgo Petroleum Corp.)
           Series '96 AMT VRDN (a)
   2,000   7/01/26                                 5.15        2,000,000

           MASSACHUSETTS-0.7%
           MASSACHUSETTS IDR
           (Techprint Issue)
           Series '97 AMT VRDN (a)
     800   6/01/17                                 4.00          800,000

           PENNSYLVANIA-1.7%
           ALLEGHENY COUNTY IDR
           (UTD Jewish Federation)
           Series '96A VRDN (a)
   2,000   10/01/26                                4.25        2,000,000

           SOUTH CAROLINA-2.6%
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN (a)
   3,000   4/01/30                                 3.80        3,000,000

           TEXAS-5.9%
           BRAZOS RIVER HARBOR DISTRICT
           (Dow Chemical Project)
           Series '97 AMT VRDN (a)
   2,000   5/01/27                                 5.15        2,000,000
           BRAZOS RIVER IDR
           (Dow Chemical Project)
           Series '93 AMT VRDN (a)
   2,900   5/01/23                                 5.15        2,900,000


2



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           BRAZOS RIVER IDR
           (Dow Chemical Project)
           Series '96 AMT VRDN (a)
$  1,000   4/01/26                                 5.15%    $  1,000,000
           GULF COAST SOLID WASTE IDA
           (Citgo Petroleum Corp.)
           Series '94 AMT VRDN (a)
   1,000   4/01/26                                 5.15        1,000,000
                                                            -------------
                                                               6,900,000

           VERMONT-1.3%
           VERMONT HEFA
           (Capital Asset Finance Program)
           Series '97-1 VRDN (a)
   1,500   6/01/22                                 4.25        1,500,000

           Total Municipal Bonds
           (amortized cost $107,061,357)                     107,061,357

           COMMERCIAL PAPER-5.7%
           CONNECTICUT-1.5%
           CONNECTICUT HEFA
           (Yale University) Series S
   1,700   1/21/98                                 3.60        1,700,000

           PUERTO RICO-4.2%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
$  2,277   2/24/98                                 3.70%    $  2,277,000
   2,650   2/12/98                                 3.75        2,650,000
                                                            -------------
                                                               4,927,000

           Total Commercial Paper
           (amortized cost $6,627,000)                         6,627,000

           TOTAL INVESTMENTS-97.8%
           (amortized cost $113,688,357)                     113,688,357
           Other assets less liabilities-2.2%                  2,519,253

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           116,237,202 shares outstanding)                  $116,207,610


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     HEFA   Health & Educational Facility Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue


     See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,055,341

EXPENSES
  Advisory fee (Note B)                                $ 278,570
  Distribution assistance and administrative
    service (Note C)                                     211,261
  Transfer agency (Note B)                                43,000
  Custodian fees                                          35,394
  Audit and legal fees                                     6,426
  Printing                                                 5,432
  Registration expense                                     4,708
  Trustees' fees                                           1,472
  Miscellaneous                                            3,988
  Total expenses                                         590,251
  Less: expense reimbursement and fee waiver            (115,608)
  Net expenses                                                         474,643
  Net investment income                                              1,580,698

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    (932)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,579,766


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1997    YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,580,698   $  2,779,714
  Net change in unrealized appreciation
    of investments                                         (932)          (267)
  Net increase in net assets from operations          1,579,766      2,779,447

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,580,698)    (2,779,714)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              13,596,570      6,799,768
  Total increase                                     13,595,638      6,799,501

NET ASSETS
  Beginning of period                               102,611,972     95,812,471
  End of period                                    $116,207,610   $102,611,972


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to October 26, 1997 for expenses exceeding .80 of 1% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $72,585.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $23,732 for the six months ended December 31, 1997.


6


ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $139,285, of which $43,023 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $71,976, of which $45,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $116,237,202. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                                DEC. 31, 1997       JUNE 30,
                                                 (UNAUDITED)          1997
                                              ----------------   --------------
Shares sold                                      242,623,541       454,599,210
Shares issued on reinvestments of dividends        1,580,698         2,779,714
Shares redeemed                                 (230,607,669)     (450,579,156)
Net increase                                      13,596,570         6,799,768


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                1997      ---------------------------------------------------------------
                                            (UNAUDITED)       1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .014          .027         .028         .028         .017         .020

LESS: DIVIDENDS
Dividends from net investment income           (.014)        (.027)       (.028)       (.028)       (.017)       (.020)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.86%(c)      2.76%        2.88%        2.78%        1.71%        2.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $116,208      $102,612      $95,812      $75,991      $57,314      $56,224
Ratio to net assets of:
  Expenses, net of waivers and
    reimbursements                               .85%(c)       .80%         .80%         .80%         .77%         .70%
  Expenses, before waivers and
    reimbursements                              1.06%(c)      1.10%        1.15%        1.21%        1.21%        1.16%
  Net investment income (a)                     2.85%(c)      2.72%        2.84%        2.77%        1.69%        1.97%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


8



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 8 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACTSR